Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ (315,656)	¥ (326,085)	¥ (195,705)
Reclassifications, taxes	8,860	527	(21,832)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(8,742)	(25,139)	(12,664)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(309,767)	(255,959)	(176,417)
Reclassifications, taxes	11,013	5,209	(17,497)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	2,853	(44,987)	(6,624)
Reclassifications, taxes	¥ (2,153)	¥ (4,682)	¥ (4,335)